ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 355	$ 250
Accrued expenses - lab refurbishments		117
Accrued expenses - technical fees	91	130
Accrued expenses - audit & accounting fees	182	179
Accrued expenses - other	175	44
Payroll liabilities	375	211
Total accounts payable and accrued expenses	$ 1,178	$ 931